Note 3 - Transactions with Related Parties (Details)			1 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	May. 26, 2014 EUR (€)	Sep. 28, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 22, 2012 USD ($)
Note 3 - Transactions with Related Parties (Details) [Line Items]
Management Fee Per Day Per Vessel				$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter				$ 125
Vessel Brokerage Commission Pecentage				1.25%	1.25%	1.25%
Vessel Brokerage Commission				$ 1,725,683	$ 1,613,421	$ 1,482,764
Professional and Contract Services Expense				6,452,145	$ 5,501,675	4,807,010
Sales and Purchase Broker Commission Fee Percentage					1.00%
Salesand Purchase Broker Commission Fee				1,925,563	$ 984,355	723,500
General and Administrative Expense				3,655,316	3,150,929	2,816,397
Due to Related Parties, Current				9,188,852	4,941,896
Related Party Transaction, Amounts of Transaction				3,932,042	3,932,352	3,933,149
Revenue from Related Parties				9,814,000	9,814,000	9,814,000
Additional Charge Per Day For Superintendent Engineers Onboard The Vessel [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				500
Superintendent Fees [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				245,000	167,000	151,000
Commission Expenses [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Net (Gain) Loss on Sale of Vessels				21,177	285,000
Vessels' Operating Expenses [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				228,494	332,970
Reimbursed Compensation Manager [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
General and Administrative Expense				1,077,698	1,317,237	1,245,766
Office Space Rent [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				72,753	76,788	78,070
Emihar Petroleum Inc [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Revenue from Related Parties						$ 9,814,000
Affiliated Company [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Vessel Purchase Price							$ 96,000,000
Advances Percentage For Vessels Under Construction Acquisitions			20.00%
Affiliated Company [Member] | Collection of Advance Payments [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Proceeds from Collection of Long-term Loans to Related Parties	$ 10,044,799
Brave [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Vessel Construction Fee, Per Vessel (in Euro) | €		€ 390,000
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Note 3 - Transactions with Related Parties (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				$ 1,726,265	$ 984,204